INCOME TAXES - Temporary differences, unused tax credits and unused tax losses not been included on the consolidated statement of financial position (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Investment tax credit	$ 441,000	$ 441,000
Non-capital losses available for future periods	48,620,000	43,005,000
Exploration and evaluation assets
INCOME TAXES
Temporary differences	3,665,000	2,419,000
Property, plant, and equipment
INCOME TAXES
Temporary differences	18,957,000	16,220,000
Right-of-use assets/lease liabilities
INCOME TAXES
Temporary differences	8,000
Share issue costs
INCOME TAXES
Temporary differences	322,000	177,000
Debt with accretion
INCOME TAXES
Temporary differences		320,000
Asset retirement obligation
INCOME TAXES
Temporary differences	$ 13,754,000	$ 14,220,000